SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Information
SEGMENT INFORMATION

Hudson consists of one operating segment “Travel Retail Operations” for which reports are submitted to the Group Executive Committee, being the Chief Operating Decision Maker (CODM). These reports form the basis for the evaluation of performance and allocation of resources.

Hudson generates turnover from selling a wide range of products in its duty-paid or duty-free stores that are mainly located at airports, commuter terminals, hotels, landmarks or tourist destinations. Refer to note 7 for a split of net sales by product category, market sector and sales channel.

Net Sales by Country

IN MILLIONS OF USD	2019	2018	2017
U.S.	1,567.6	1,523.9	1,420.9
Canada	342.4	356.0	339.9
Total	1,910.0	1,879.9	1,760.8

Non-Current Assets by Country

(excluding investments in associates and deferred taxes)

IN MILLIONS OF USD	31.12.2019	31.12.2018
U.S.	1,476.7	511.2
Canada	723.3	375.9
Total	2,200.0	887.1

We refer to the annex List of subsidiaries to identify where each subsidiary operates.